Accrued expenses	6 Months Ended
Jun. 30, 2018
Accrued expenses
Accrued expenses

10.          Accrued expenses

The following table depicts the components of our accrued expenses as of June 30, 2018 and December 31, 2017:

	As of
In thousands of U.S. dollars	June 30, 2018	December 31, 2017
Accrued expenses to a related party port agent	$372	$35
Accrued expenses to SSM	145	—
Accrued expenses to a related party insurance broker	—	26
Accrued expenses to SCM	—	5
Accrued expenses to related parties	517	66
Accrued interest	12,132	13,078
Suppliers	9,678	16,533
Accrued short-term employee benefits	2,460	2,325
Accrued transaction costs relating to the Merger	—	34
Other accrued expenses	405	802
	$25,192	$32,838